Form N-1A Cover	Nov. 26, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ARROW INVESTMENTS TRUST
Document Effective Date	Dec. 01, 2025
Entity Central Index Key	0001527428
Document Creation Date	Nov. 26, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 01, 2025